Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following assets and liabilities were measured at fair value on a recurring basis during the period (refer to Note 5 for details relating to derivative instruments):

	As of December 31, 2015
(in thousands)		Fair Value Measurements at Reporting Date Using
(in thousands)	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Derivative instruments, at fair value	$292,905	$292,905	$—	$292,905	$—
Total assets	$292,905	$292,905	$—	$292,905	$—

Liabilities:
Derivative instruments, at fair value	$16,843	$16,843	$—	$16,843	$—
Total liabilities	$16,843	$16,843	$—	$16,843	$—

	As of December 31, 2014
		Fair Value Measurements at Reporting Date Using
(in thousands)	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Derivative instruments, at fair value	$196,222	$196,222	$—	$196,222	$—
Total assets	$196,222	$196,222	$—	$196,222	$—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(in thousands)	2015	2014
Balance as of January 1	$—	$36,306
Converted to shares of common stock	—	(36,306)
Balance as of December 31	$—	$—

Fair Value, by Balance Sheet Grouping
The estimated fair value and carrying amount of long-term debt as reported on the consolidated balance sheets as of December 31, 2015 and 2014 is shown in the table below (refer to Note 4 for details relating to the debt instruments). The fair value was estimated using Level 2 inputs based on rates reflective of the remaining maturity as well as the Company’s financial position. The carrying value of the revolving credit facilities approximates fair value as of December 31, 2015.

	As of December 31, 2015		As of December 31, 2014
Long-Term Debt (in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Senior Notes Due 2022	$900,000	$650,250	$900,000	$839,250
Senior Notes Due 2023	397,222	294,000	—	—
Midstream Holdings Revolving Credit Facility	17,000	17,000	—	—
RMP Revolving Credit Facility	143,000	143,000	—	—
Other	—	—	680	680
Total	$1,457,222	$1,104,250	$900,680	$839,930